Statements of Stockholders’ Deficit (Unaudited) - USD ($)	COMMON STOCK	ADDITIONAL PAID IN CAPITAL	ACCUMULATED DEFICIT	Total
Balance at Dec. 31, 2022	$ 3,301	$ 4,926,879	$ (8,168,595)	$ (3,238,415)
Balance (in Shares) at Dec. 31, 2022	33,009,000
Net income (loss)			(178,836)	(178,836)
Balance at Mar. 31, 2023	$ 3,301	4,926,879	(8,347,431)	(3,417,251)
Balance (in Shares) at Mar. 31, 2023	33,009,000
Balance at Dec. 31, 2022	$ 3,301	4,926,879	(8,168,595)	(3,238,415)
Balance (in Shares) at Dec. 31, 2022	33,009,000
Net income (loss)				(463,351)
Balance at Jun. 30, 2023	$ 3,801	7,476,379	(8,631,946)	(1,151,766)
Balance (in Shares) at Jun. 30, 2023	38,009,000
Balance at Mar. 31, 2023	$ 3,301	4,926,879	(8,347,431)	(3,417,251)
Balance (in Shares) at Mar. 31, 2023	33,009,000
Net income (loss)			(284,515)	(284,515)
Shares issued for shareholder’s loan settlement	$ 500	2,549,500		2,550,000
Shares issued for shareholder’s loan settlement (in Shares)	5,000,000
Balance at Jun. 30, 2023	$ 3,801	7,476,379	(8,631,946)	(1,151,766)
Balance (in Shares) at Jun. 30, 2023	38,009,000
Balance at Dec. 31, 2023	$ 3,801	7,476,379	(9,140,474)	(1,660,294)
Balance (in Shares) at Dec. 31, 2023	38,009,000
Net income (loss)			133,938	133,938
Balance at Mar. 31, 2024	$ 3,801	7,476,379	(9,006,536)	(1,526,356)
Balance (in Shares) at Mar. 31, 2024	38,009,000
Balance at Dec. 31, 2023	$ 3,801	7,476,379	(9,140,474)	(1,660,294)
Balance (in Shares) at Dec. 31, 2023	38,009,000
Net income (loss)				(81,740)
Balance at Jun. 30, 2024	$ 3,801	7,476,379	(9,222,214)	(1,742,034)
Balance (in Shares) at Jun. 30, 2024	38,009,000
Balance at Mar. 31, 2024	$ 3,801	7,476,379	(9,006,536)	(1,526,356)
Balance (in Shares) at Mar. 31, 2024	38,009,000
Net income (loss)			(215,678)	(215,678)
Balance at Jun. 30, 2024	$ 3,801	$ 7,476,379	$ (9,222,214)	$ (1,742,034)
Balance (in Shares) at Jun. 30, 2024	38,009,000